Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2500™ Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.40%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	5.67%	9.75%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.60%	3.00%	7.01%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	3.56%	6.96%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.22%	6.02%	9.67%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.30%	7.08%	10.62%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.71%	6.54%	10.06%